12. INCOME TAXES: Schedule of tax credits and unused tax losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Exploration and evaluation assets
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ (1,347,000)	$ (6,000)
Expiry Date Range	No expiry date	No expiry date
Property and equipment
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 14,000	$ 14,000
Expiry Date Range	No expiry date	No expiry date
Share issue costs
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 297,000	$ 416,000
Expiry Date Range	2023 to 2026	2022 to 2025
Allowable capital losses
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 3,762,000	$ 3,762,000
Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future periods
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 19,521,000	$ 18,401,000
Expiry Date Range	2026 to 2042	2026 to 2041